Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,455	$ 410,481
Prepaid expenses and other current assets	9,602	11,595
Total current assets	13,057	422,076
Total assets	13,057	422,076
Current liabilities:
Accounts payable and accrued expenses	591,191	54,438
Total current liabilities	1,024,334	123,316
Total liabilities	1,371,178	390,207
Commitments and contingencies (note 6)
Shareholders’ equity (deficit):
Preferred stock, par value $0.01, 10,000,000 shares authorized; none issued and outstanding as of December 31, 2024 and December 31, 2023
Common stock, par value $0.01, 100,000,000 shares authorized; 7,903,850 issued and outstanding as of December 31, 2024 and December 31, 2023	79,039	79,039
Additional paid-in capital	2,954,764	2,954,764
Accumulated deficit	(4,391,924)	(3,001,934)
Total shareholders’ equity (deficit)	(1,358,121)	31,869
Total liabilities and shareholders’ equity (deficit)	13,057	422,076
Related Party
Current liabilities:
Accrued interest – related party	106,643	68,878
Advance payable to related party	76,500
Notes payable – related party	250,000
Convertible note – related party	$ 346,844	$ 266,891